Document and Entity Information	Total
Document and Entity Information:
EntityRegistrantName	Brown Capital Management Mutual Funds
DocumentType	485BPOS
DocumentPeriodEndDate	Jul. 30, 2018
TradingSymbol	bcm
AmendmentFlag	false
EntityCentralIndexKey	0000869351